Supplement to the
Fidelity® Pennsylvania Municipal Income Fund and Fidelity® Pennsylvania Municipal Money Market Fund
February 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the “Investment Policies and Limitations” section.

NRSROs.  The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

PFRB-16-01 1.475741.133	April 14, 2016

Supplement to the
Fidelity® Michigan Municipal Income Fund and Fidelity® Michigan Municipal Money Market Fund
February 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the “Investment Policies and Limitations” section.

NRSROs.  The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

MIS-MIFB-16-01 1.476056.131	April 14, 2016

Supplement to the
Fidelity® Ohio Municipal Income Fund and Fidelity® Ohio Municipal Money Market Fund
February 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the “Investment Policies and Limitations” section.

NRSROs.  The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

OFS-OFRB-16-01 1.475824.133	April 14, 2016